SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State	41,401
Foreign	49,110	40,264
Total Current	90,511	40,264
Federal
State
Total Deferred
Income tax expense	$ 90,511	$ 40,264